Contingencies, Commitments and Guarantees - Summary of Future Unconditional Purchase Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	$ 883	$ 808
Not later than one year [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	479	374
Later than one year and not later than two years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	267	258
Later than two years and not later than three years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	92	123
Later than three years and not later than four years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	34	42
Later than four years and not later than five years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	7	$ 11
Later than five years [member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	$ 4